Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Contingent payment obligation

As of September 30, 2025, the Group does not have any non-cancellable purchase commitments.

The Group has contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are to be made upon achievements of certain conditions, such as Investigational New Drugs (“IND”) filing or U.S. Food and Drug Administration (“FDA”) approval, first commercial sale of the licensed products, or other achievements. The aggregate amount of the milestone payments that the Group is required to pay up to different achievements of conditions and milestones for all the license agreements signed as of September 30, 2025 are as below:

Amount
(unaudited)
Drug molecules: up to the conditions and milestones of
From entering phase 1 to before first commercial sale	920,000
First commercial sale	800,000
Net sales amount more than certain threshold in a year	7,000,000
Subtotal	$8,720,000

For the nine months ended September 30, 2025 and 2024, the Group incurred $nil and $60,659 milestone payments respectively. For the nine months ended September 30, 2025 and 2024, the Group did not incur any royalties or research and development funding.

Legal proceedings

The Group is party to a lawsuit initially filed on notice on September 3, 2024, by Karen Cheung (“Plaintiff”) in the Supreme Court of the State of New York, County of New York (“State Court Action”) (Index No. 654541/2024), which sought relief arising from (i) violations of the federal Racketeer Influenced and Corrupt Organizations Act (“RICO”), 18 § U.S.C. 1961(c), (ii)conspiracy to violate RICO, 18 U.S.C. § 1961(d), (iii) fraud, (iii) breach of fiduciary duty, (iv) negligent misrepresentation, (v) unjust enrichment, (vi) civil conspiracy and (vii) violations of the federal Securities Act of 1933, 15 § U.S.C. 77a et. seq. On December 27, 2024, the Group filed a Notice of Removal in the U.S. District Court for the Southern District of New York (Case No.1:24-cv-09969-VSB-OTW) removing the State Court Action to federal court. On December 30, 2024, the Group filed a demand for service of the complaint on the Group. Plaintiff filed and served her Complaint on the Group on February 24, 2025, alleging claims for (i) violations of RICO 18 U.S.C. § 1962(c), (ii) conspiracy to violate RICO 18 U.S.C. § 1962(d), (iii) fraud; (iv) aiding and abetting breach of fiduciary duty, (v) unjust enrichment, and (vi) civil conspiracy. Following a motion, Plaintiff was granted leave to amend her Complaint and filed a First Amended Complaint on September 2, 2025. The parties entered into a briefing schedule on the Group’s anticipated motion to dismiss (“Motion to Dismiss”), and the Group filed its opening brief on the Motion to Dismiss on July 18, 2025. Plaintiff filed her opposition to the Motion to Dismiss on September 5, 2025, and the Company’s reply in support of the Motion to Dismiss is due on October 6, 2025. The Group continues to believe that Plaintiff’s claims have no merit. As such, the Group will continue to vigorously defend against Plaintiff’s claims. At this time, it is too early to estimate the costs and expenses of defending the lawsuit.

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of income or liquidity.

20. COMMITMENTS AND CONTINGENCIES

Contingent Payment Obligations

As of December 31, 2024, the Group does not have any non-cancellable purchase commitments.

The Group has contingency payment obligations under each of the license agreements, such as milestone payments, royalties, research and development funding, if certain condition or milestone is met.

Milestone payments are due upon achievements of specific conditions, such as Investigational New Drugs (“IND”) filing or U.S. Food and Drug Administration (“FDA”) approval, first commercial sale of the licensed products, or other achievements. The aggregate amounts of the contingent milestone payments that the Group is required to pay up to different achievements of conditions and milestones under all license agreements in effect as of December 31, 2024 are below:

Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$30,000
From entering phase 1 to before first commercial sale	2,120,000
First commercial sale	1,600,000
Net sales amount more than certain threshold in a year	14,000,000
Subtotal	$17,750,000

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	$146,417
$17,896,417

For the years ended December 31, 2024, 2023 and 2022, the Group incurred $61,123, $50,000 and $nil milestone payments under license agreements, respectively. For the years ended December 31, 2024, 2023 and 2022, the Group did not incur any royalties or research and development funding, respectively.

Legal proceedings

On December 16, 2024, the Group received a letter from Carey Olsen with a Summons with Notice dated September 3, 2024, taken out by Karen Cheung (a/k/a Wing TSZ Cheung) as plaintiff against, among others, the Group as defendant in the Supreme Court of the State of New York County of New York, in relation to an action to recover financial losses sustained by the plaintiff (the “Case”). The Case is at the very early stages of litigation and although we intend to defend the lawsuit, there can be no assurance regarding the ultimate outcome of this case.

From time to time, the Group may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Group does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of income or liquidity.

Diamir Biosciences Corp [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 9 — COMMITMENTS AND CONTINGENCIES

Legal

The Company is not involved in any legal matters arising in the normal course of business. While incapable of estimation, in the opinion of the management, the individual regulatory and legal matters in which it might involve in the future are not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Advisory Fees

In the three months ended August 31, 2025, the Company entered into a financial advisory agreement with H.C. Wainwright & Co., LLC (“Wainwright”), with Wainwright to act as exclusive financial advisor to the company in connection with the merger with Aptorum. As compensation for its services, upon the consummation of the Merger, Wainwright will receive common stock purchase warrants to purchase up to a number of shares of common stock of the combined company equal to $500,000 divided by the closing price of the combined company’s common stock on the date of consummation of the Merger, which warrants shall have an exercise price of $0.01 per share and a term of exercise of five years. In the event that the company (or the combined company) consummates one or more financing transactions, with gross proceeds of at least $4,000,000 following the execution of the Merger Agreement through and including the consummation of the Merger and within 90 days thereafter, Wainwright shall receive a cash fee of $250,000, which cash fee shall be paid in lieu of a number of warrants equal to $250,000. The Executive Director and co-founder of the company, is currently a managing director of Wainwright.

DiamiR Biosciences Corp. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Legal

The Company is not involved in any legal matters arising in the normal course of business. While incapable of estimation, in the opinion of the management, the individual regulatory and legal matters in which it might involve in the future are not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.